Average Annual Total Returns - AQR Alternative Risk Premia Fund	I OneYear	I SinceInception	I Inception Date	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions SinceInception	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares SinceInception	N OneYear	N SinceInception	N Inception Date	R6 OneYear	R6 SinceInception	R6 Inception Date	ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) OneYear	ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) SinceInception
Total	(21.04%)	(9.93%)	Sep. 19, 2017	(21.40%)	(10.13%)	(12.20%)	(7.34%)	(21.20%)	(10.13%)	Sep. 19, 2017	(20.90%)	(9.82%)	Sep. 19, 2017	0.67%	1.56%